SELECTED STATEMENTS OF OPERATIONS DATA (Tables)	12 Months Ended
Dec. 31, 2014
SELECTED STATEMENTS OF OPERATIONS DATA [Abstract]
Reconciliation of Allowance for Doubtful Accounts
	Year ended December 31,
	2014	2013	2012

Balance at beginning of year	$3,179	$3,602	$3,525
Increase during the year	218	808	986
Amounts collected	(130)	(235)	(222)
Write-off of bad debts	(791)	(996)	(687)

Balance at the end of year	$2,476	$3,179	$3,602

Schedule of Financial Expenses, Net
	Year ended December 31,
	2014	2013	2012
Income:
Interest on cash equivalents, bank deposits and restricted cash	$288	$411	$689
Other	169	-	156

	457	411	845
Expenses:
Interest with respect to short-term bank credit and other	240	138	177
Interest with respect to long-term loans	1,553	1,854	2,153
Exchange rate differences	2,501	3,269	1,067
Other	-	1,389	880

	4,294	6,650	4,277

Total financial expenses, net	$(3,837)	$(6,239)	$(3,432)

Schedule of Other Income
	Year ended December 31,
	2014	2013	2012

Settlement agreements relating to the aborted Agreement and Plan of Merger	$-	$-	$2,727
Other	-	-	2

	$-	$-	$2,729